Investments in associates and joint ventures - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Investments accounted for using equity method [member]
Investments In Joint Ventures And Associates [Line Items]
Other operating (income) expense, net	¥ 19,763